PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 25,037	$ 19,056
Accumulated depreciation	14,152	10,427
Depreciated cost	10,885	8,629
Software, computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,388	4,369
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	883	890
Capitalized development costs
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	13,795	9,883
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 3,971	$ 3,914